American Funds Developing World Growth and Income FundSM
Investment portfolio
August 31, 2021
unaudited
Common stocks 93.10% Financials 23.89%	Shares	Value (000)
ICICI Bank, Ltd.	4,736,881	$46,653
ICICI Bank, Ltd. (ADR)	2,249,325	44,132
Ping An Insurance (Group) Company of China, Ltd., Class H	10,988,500	85,337
Sberbank of Russia PJSC (ADR)	3,475,770	62,025
Sberbank of Russia PJSC	3,235,447	14,531
China Merchants Bank Co., Ltd., Class H	7,499,000	61,950
AIA Group, Ltd.	4,775,800	57,077
Bank Mandiri (Persero) Tbk PT	110,404,253	47,219
TCS Group Holding PLC (GDR)[1]	396,566	35,017
TCS Group Holding PLC (GDR)	106,390	9,394
Korea Investment Holdings Co., Ltd.	500,914	41,172
Hong Kong Exchanges and Clearing, Ltd.	532,400	33,597
HDFC Bank, Ltd.	1,096,237	23,745
Industrial and Commercial Bank of China Ltd., Class H	38,651,000	21,568
Discovery, Ltd.[2]	2,344,618	20,784
Guaranty Trust Holding Co. PLC	307,903,264	19,359
Kotak Mahindra Bank, Ltd.[2]	766,099	18,402
HDFC Life Insurance Company, Ltd.	1,859,731	18,283
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	703,600	11,961
Halyk Savings Bank of Kazakhstan OJSC (GDR)	344,737	5,861
Kaspi.kz JSC[1]	137,837	15,769
B3 SA-Brasil, Bolsa, Balcao	5,072,060	13,801
Bank BTPN Syariah Tbk PT	54,281,763	10,657
Bolsa Mexicana de Valores, SAB de CV, Series A	4,933,400	10,219
Bank Rakyat Indonesia (Persero) Tbk PT	33,880,700	9,336
Patria Investments, Ltd., Class A	540,801	8,913
Moscow Exchange MICEX-RTS PJSC	3,508,500	8,781
KakaoBank Corp.[2]	38,901	2,815
TISCO Financial Group PCL, foreign registered shares	382,300	1,114
		759,472
Health care 14.57%
BeiGene, Ltd. (ADR)[2]	331,456	102,188
BeiGene, Ltd.[2,3]	619,800	14,695
Hutchmed China, Ltd. (ADR)[2]	2,438,405	98,414
Jiangsu Hengrui Medicine Co., Ltd., Class A	6,872,082	48,059
Hypera SA, ordinary nominative shares	6,589,482	45,329
Brii Biosciences, Ltd.[2]	9,395,500	43,610
CanSino Biologics, Inc., Class H2	561,200	22,181
Rede D’Or Sao Luiz SA	1,456,500	19,385
OdontoPrev SA, ordinary nominative shares	4,787,500	11,620
Shandong Pharmaceutical Glass Co., Ltd., Class A4	2,074,388	11,073
Fleury SA, ordinary nominative shares	2,348,200	10,745
Legend Biotech Corp. (ADR)[2]	185,500	7,103
Diagnósticos da América SA	559,324	5,549
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	322,795	5,269
Aier Eye Hospital Group Co., Ltd., Class A	787,943	5,145
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Hangzhou Tigermed Consulting Co., Ltd., Class H	269,266	$4,778
WuXi Biologics (Cayman), Inc.[2]	301,500	4,667
Alibaba Health Information Technology, Ltd.[2]	2,190,000	3,593
		463,403
Communication services 13.28%
NetEase, Inc. (ADR)	504,078	49,107
NetEase, Inc.	1,644,700	29,966
Yandex NV, Class A2	850,027	65,367
Tencent Holdings, Ltd.	913,200	56,501
Bharti Airtel, Ltd.	4,885,305	44,435
PT Surya Citra Media Tbk[2]	245,244,500	34,906
MTN Group, Ltd.[2]	3,723,237	34,202
América Móvil, SAB de CV, Series L (ADR)	1,251,347	24,476
Singapore Telecommunications, Ltd.	13,778,000	23,776
HKBN, Ltd.	19,761,500	22,969
Airtel Africa PLC	12,014,100	15,353
Sea, Ltd., Class A (ADR)[2]	27,800	9,405
Indus Towers, Ltd.	1,955,070	5,767
NAVER Corp.	14,392	5,449
CD Projekt SA	15,737	696
		422,375
Information technology 12.97%
Taiwan Semiconductor Manufacturing Company, Ltd.	2,755,700	61,054
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	176,500	21,005
Tokyo Electron, Ltd.	158,400	68,016
PagSeguro Digital, Ltd., Class A2	707,284	42,062
DLocal, Ltd., Class A2	536,200	34,317
Infosys, Ltd. (ADR)	1,422,978	33,895
Broadcom, Inc.	58,484	29,079
Coforge, Ltd.	357,975	25,540
Vanguard International Semiconductor Corp.	4,572,000	24,416
Samsung Electronics Co., Ltd.	276,646	18,301
MediaTek, Inc.	544,000	17,686
Kingdee International Software Group Co., Ltd.[2]	3,847,000	13,998
Yeahka, Ltd.[2]	1,943,200	7,983
Venustech Group, Inc., Class A	1,657,100	7,671
NHN KCP Corp.[2]	180,086	7,517
		412,540
Consumer discretionary 10.64%
Huazhu Group, Ltd. (ADR)[2]	1,070,033	51,672
Trip.com Group, Ltd. (ADR)[2]	1,310,143	39,946
Alibaba Group Holding, Ltd.[2]	818,300	17,413
Alibaba Group Holding, Ltd. (ADR)[2]	81,316	13,579
Momo.com, Inc.	461,500	28,559
Galaxy Entertainment Group, Ltd.[2]	4,397,000	28,183
Kering SA	29,706	23,641
Midea Group Co., Ltd., Class A	1,892,278	19,323
Wynn Macau, Ltd.[2]	13,420,000	15,115
Sands China, Ltd.[2]	4,611,500	14,794
Detsky Mir PJSC	6,345,906	12,020
Astra International Tbk PT	27,111,288	9,932
Meituan, Class B2	308,900	9,890
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YUM! Brands, Inc.	68,500	$8,976
Bloomberry Resorts Corp.[2]	66,381,500	7,899
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,145,300	7,283
MercadoLibre, Inc.[2]	3,158	5,897
Americanas SA, ordinary nominative shares[2]	609,773	4,878
Pop Mart International Group, Ltd.	586,000	4,427
Lojas Americanas SA, ordinary nominative shares	3,387,630	3,813
Cie. Financière Richemont SA, Class A	28,514	3,145
adidas AG	8,497	3,014
JD Health International, Inc.[2]	275,650	2,563
MakeMyTrip, Ltd., non-registered shares[2]	95,368	2,462
		338,424
Consumer staples 5.86%
Varun Beverages, Ltd.	3,045,225	35,327
Unilever PLC (GBP denominated)	539,068	29,986
Godrej Consumer Products, Ltd.[2]	1,474,619	22,204
Carlsberg A/S, Class B	103,000	17,981
Nestlé SA	104,095	13,156
Kweichow Moutai Co., Ltd., Class A	53,159	12,814
X5 Retail Group NV (GDR)	350,447	11,610
Fomento Económico Mexicano, SAB de CV	1,117,000	9,726
ITC, Ltd.	3,122,953	9,038
Danone SA	98,210	7,175
United Spirits, Ltd.[2]	481,700	4,719
Yihai International Holding, Ltd.	641,000	3,462
China Feihe, Ltd.	1,449,000	2,623
British American Tobacco PLC	46,900	1,760
Reckitt Benckiser Group PLC	20,600	1,569
Wuliangye Yibin Co., Ltd., Class A	36,700	1,145
Eastern Company SAE	1,500,000	1,123
Anheuser-Busch InBev SA/NV	16,458	1,010
		186,428
Materials 3.44%
Vale SA, ordinary nominative shares	2,352,634	44,898
Vale SA, ordinary nominative shares (ADR)	999,803	19,066
Alrosa PJSC	10,581,217	21,066
Nexa Resources SA	799,374	6,651
Asian Paints, Ltd.	134,476	5,897
Berger Paints India, Ltd.	502,787	5,653
Yunnan Energy New Material Co., Ltd., Class A	54,000	2,359
Holcim, Ltd.	39,731	2,265
Indocement Tunggal Prakarsa Tbk PT	1,693,000	1,335
		109,190
Industrials 3.13%
International Container Terminal Services, Inc.	7,981,170	29,855
Epiroc AB, Class A	604,829	13,272
Epiroc AB, Class B	432,087	8,209
Airbus SE, non-registered shares[2]	103,936	14,199
CCR SA, ordinary nominative shares	5,406,811	12,809
DKSH Holding AG	116,700	9,093
Wizz Air Holdings PLC[2]	82,496	5,512
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Hefei Meyer Optoelectronic Technology, Inc., Class A	637,455	$4,238
Centre Testing International Group Co., Ltd.	595,930	2,432
		99,619
Energy 3.03%
Reliance Industries, Ltd.	1,434,971	44,384
AKR Corporindo Tbk PT	93,441,200	25,486
Gazprom PJSC (ADR)	2,589,605	21,504
Rosneft Oil Company PJSC (GDR)	667,776	4,821
		96,195
Utilities 1.91%
Power Grid Corporation of India, Ltd.	13,936,266	33,472
China Gas Holdings, Ltd.	6,715,000	19,469
AES Corp.	327,715	7,823
		60,764
Real estate 0.38%
ESR Cayman, Ltd.[2]	2,007,400	6,117
BR Malls Participacoes SA, ordinary nominative shares[2]	3,385,768	5,913
		12,030
Total common stocks (cost: $2,198,089,000)		2,960,440
Preferred securities 2.49% Information technology 2.39%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,244,833	76,014
Industrials 0.10%
Azul SA, preferred nominative shares (ADR)[2]	140,833	3,097
Total preferred securities (cost: $56,200,000)		79,111
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	39,834	20
Total rights & warrants (cost: $0)		20
Short-term securities 4.72% Money market investments 4.72%
Capital Group Central Cash Fund 0.06%[5,6]	1,500,074	150,023
Total short-term securities (cost: $150,013,000)		150,023
Total investment securities 100.31% (cost: $2,404,302,000)		3,189,594
Other assets less liabilities (0.31)%		(9,798)
Net assets 100.00%		$3,179,796
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Investments in affiliates6

	Value of affiliate at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2021 (000)	Dividend income (000)
Short-term securities 4.72%
Money market investments 4.72%
Capital Group Central Cash Fund 0.06%[5]	$72,230	$481,725	$403,928	$(5)	$1	$150,023	$71
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $62,747,000, which represented 1.97% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $6,930,000, which represented .22% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $11,073,000, which represented .35% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 8/31/2021.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$759,472	$—	$—	$759,472
Health care	452,330	11,073	—	463,403
Communication services	422,375	—	—	422,375
Information technology	412,540	—	—	412,540
Consumer discretionary	338,424	—	—	338,424
Consumer staples	186,428	—	—	186,428
Materials	109,190	—	—	109,190
Industrials	99,619	—	—	99,619
Energy	96,195	—	—	96,195
Utilities	60,764	—	—	60,764
Real estate	12,030	—	—	12,030
Preferred securities	79,111	—	—	79,111
Rights & warrants	20	—	—	20
Short-term securities	150,023	—	—	150,023
Total	$3,178,521	$11,073	$—	$3,189,594
Key to abbreviations
ADR = American Depositary Receipts
GBP= British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-100-1021O-S85312	American Funds Developing World Growth and Income Fund — Page 7 of 7